INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill at begining of period	$ 0	$ 0
Goodwill at end of period	0	0	$ 0
Gross
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill at begining of period	11,400	11,400	11,400
Additions during the year	0	0	0
Goodwill at end of period	11,400	11,400	11,400
Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill at begining of period	(11,400)	(11,400)	0
Impairment losses for the year	0	0	(11,400)
Goodwill at end of period	$ (11,400)	$ (11,400)	$ (11,400)